Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock [Member] Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Common Stock [Member]	Redeemable Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	Redeemable Convertible Preferred Stock [Member] Retained Earnings [Member]	Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020						0	4,940,590
Balance at Dec. 31, 2020						$ 0	$ 5	$ 382,730	$ (438,485)	$ (55,750)
Stock-based compensation						$ 0	$ 0	4,609	0	4,609
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for employee taxes (in shares)						0	24,433
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for employee taxes						$ 0	$ 0	(249)	0	(249)
Net proceeds from issuance of common stock in connection with equity financings (in shares)						0	1,860,078
Stock Issued During Period, Value, New Issues						$ 0	$ 2	44,714	0	44,716
Stock Issued During Period, Shares, New Issues (in shares)						0	1,860,078
Net proceeds from issuance of warrants in connection with equity financings						$ 0	$ 0	5,562	0	5,562
Issuance of common stock upon exercise of stock options (in shares)						0	969
Issuance of common stock upon exercise of stock options						$ 0	$ 0	17	0	17
Issuance of common stock upon ESPP purchase (in shares)						0	14,897
Issuance of common stock upon ESPP purchase						$ 0	$ 0	301	0	301
Net income (loss)						0	0	0	(35,099)	(35,099)
Issuance of Series A Redeemable Convertible Preferred Stock and Warrants						$ 0	$ 2	44,714	0	44,716
Balance (in shares) at Dec. 31, 2021						0	6,840,967
Balance at Dec. 31, 2021						$ 0	$ 7	437,684	(473,584)	(35,893)	[1]
Stock-based compensation						$ 0	$ 0	2,889	0	2,889
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for employee taxes (in shares)						0	37,672
Issuance of common stock upon vesting of restricted stock units, net of shares withheld for employee taxes						$ 0	$ 0	(58)	0	(58)
Net proceeds from issuance of common stock in connection with equity financings (in shares)	3,000	0				0	873,074
Stock Issued During Period, Value, New Issues	$ 129	$ 0	$ 110	$ 0	$ 110	$ 0	$ 1	789	0	$ 790
Stock Issued During Period, Shares, New Issues (in shares)	3,000	0				0	873,074
Issuance of common stock upon exercise of stock options (in shares)										(0)
Issuance of common stock upon ESPP purchase (in shares)						0	10,941
Issuance of common stock upon ESPP purchase						$ 0	$ 0	74	0	$ 74
Net income (loss)						0	0	0	47,755	47,755
Issuance of Series A Redeemable Convertible Preferred Stock and Warrants	$ 129	$ 0	$ 110	$ 0	$ 110	0	$ 1	789	0	790
Deemed dividends related to Series A Redeemable Convertible Preferred Stock						$ 186
Deemed dividends related to Series A Redeemable Convertible Preferred Stock								(186)		(186)
Redemption of Series A Redeemable Convertible Preferred Stock and Warrants (in shares)						(3,000)	0
Redemption of Series A Redeemable Convertible Preferred Stock and Warrants						$ (315)	$ 0	0	0	0
Issuance of common stock in connection with asset purchase (in shares)						0	481,026
Issuance of common stock in connection with asset purchase						$ 0	$ 0	5,511	0	5,511
Modification of equity-classified warrants						$ 0	$ 0	822	0	822
Balance (in shares) at Dec. 31, 2022						0	8,243,680
Balance at Dec. 31, 2022						$ 0	$ 8	$ 447,635	$ (425,829)	$ 21,814	[1]

[1]	Adjusted to give retroactive effect to a 1-for-20 reverse stock split effective as of 5:01 p.m. Eastern Time on October 25, 2022.